PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2017
Property Plant And Equipment Tables [Abstract]
Property Plant And Equipment TextBlock
NOTE 5 - Property, plant and equipment:
Property, plant and equipment, net, consisted of the following:
	March 31,	December 31,
	2017	2016

	(U.S. $ in millions)
Machinery and equipment	$5,845	$5,748
Buildings	3,413	3,331
Computer equipment and other assets	1,849	1,774
Payments on account	588	634
Land (1)	450	439
	12,145	11,926
Less—accumulated depreciation	3,985	3,853
	$8,160	$8,073

(1) Land includes long-term leasehold rights in various locations, with useful lives of between 30 and 99 years.